Stockholders' Equity - Schedule of Performance Stock Awards (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified						6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Performance stock awards [Member]
Stock Based Awards [Line Items]
Number of Shares, Non-vested, Beginning balance	3,580	3,112	57	62	121	109		65
Number of Shares, Awarded						108	91
Number of Shares, Vested and issued						(46)	(12)
Number of Shares, Cancelled						(5)	(35)
Number of Shares, Non-vested, Ending balance	3,580	3,112	57	62	121	166	109	65
Weighted Average Grant Date Fair Value, Outstanding, Beginning Balance	$ 16.41	$ 15.67	$ 54.78	$ 54.35	$ 54.41	$ 73.92
Weighted Average Grant Date Fair Value, Awarded						$ 82.00	$ 82.58
Performance condition stock awards granted in 2010						$ 72.33	$ 42.66
Weighted Average Grant Date Fair Value, Cancelled						$ 76.69	$ 49.11
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance	$ 16.41	$ 15.67	$ 54.78	$ 54.35	$ 54.41	$ 79.50	$ 73.92